Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Other Financial Liabilities [Abstract]
Summary of detailed information about other financial liabilities

	As at March 31,
	2020		2021
Non-current
Cash Settled ADS RSUs (Refer to Note 30)	₹	146	₹	7
Contingent consideration (Refer to Note 7)		—		2,158
Advance from customers		—		123
Deposits and others		5		3

	₹	151	₹	2,291
Current
Cash Settled ADS RSUs (Refer to Note 30)	₹	350	₹	24
Contingent consideration (Refer to Note 7)		—		135
Advance from customers		—		496
Deposits and others		549		815

	₹	899	₹	1,470

	₹	1,050	₹	3,761